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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                          Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Cash Reserves Fund
               Schedule of Investments 9/30/04 (unaudited)

 Principal
   Amount                                                                                Value
               CORPORATE BONDS - 22.7 %
               Energy - 0.5 %
               Integrated Oil & Gas - 0.5 %
   2,510,000   Exxon Capital Corp., 0.%, 11/15/04                                  $      2,510,000
               Total Energy                                                        $      2,510,000
               Materials - 0.2 %
               Diversified Chemical - 0.2 %
   1,025,000   E.I. Dupont Nemours, 6.75%, 10/15/04                                $      1,025,000
               Total Materials                                                     $      1,025,000
               Capital Goods - 5.0 %
               Industrial Conglomerates - 4.2 %
  17,500,000   GE Capital Corp., FRN, 02/16/05                                     $     17,500,000
   2,500,000   General Eelectric Capital Corp., FRN, 03/15/05                             2,500,000
                                                                                   $     20,000,000
               Industrial Machinery - 0.8 %
   4,000,000   Caterpillar Fin Serv Corp., 1.94%, 04/25/05                         $      4,000,000
               Total Capital Goods                                                 $     24,000,000
               Food & Drug Retailing - 1.8 %
               Hypermarkets & Supercenters - 1.8 %
   8,500,000   Wal-Mart Stores, FRN, 2/22/05                                       $      8,500,000
               Total Food & Drug Retailing                                         $      8,500,000
               Household & Personal Products - 0.5 %
               Household Products - 0.5 %
   2,500,000   Procter & Gamble Co. 6.6%, 12/15/04                                 $      2,500,000
               Total Household & Personal Products                                 $      2,500,000
               Banks - 4.1 %
               Diversified Banks - 4.1 %
   8,150,000   Bank of America Corp., FRN, 01/31/05                                $      8,150,000
  11,250,000   Bank of America Corp., FRN, 04/28/05                                      11,250,000
                                                                                   $     19,400,000
               Total Banks                                                         $     19,400,000
               Diversified Financials - 8.4 %
               Consumer Finance - 2.9 %
   2,500,000   National Rural Utilities, 5.50%, 1/15/05                            $      2,500,000
     250,000   National Rural Utilities, FRN, 02/07/05                                      250,000
  11,000,000   National Rural Utilities, 1.76%, 3/10/05                                  11,000,000
                                                                                   $     13,750,000
               Investment Banking & Brokerage - 3.1 %
     500,000   Merrill Lynch, FRN, 11/11/04                                        $        500,000
   7,000,000   Merrill Lynch & Co., 1.1%, 05/04/05                                        7,000,000
   2,030,000   Merrill Lynch, FRN, 01/14/05                                               2,030,000
   5,500,000   Merrill Lynch & Co. FRN, 03/08/05                                          5,500,000
                                                                                   $     15,030,000
               Diversified Financial Services - 2.4 %
   3,000,000   Citigroup Inc., FRN, 5/19/05                                        $      3,000,000
   8,250,000   Citigroup Inc., FRN, 9/1/05                                                8,250,000
                                                                                   $     11,250,000
               Total Diversified Financials                                        $     40,030,000
               Technology Hardware & Equipment - 2.3 %
               Computer Hardware - 2.3 %
  10,800,000   IBM Corp., 6%, 11/30/04                                             $     10,800,000
               Total Technology Hardware & Equipment                               $     10,800,000
               TOTAL CORPORATE BONDS
               (Cost   $108,765,000)                                               $    108,765,000

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.1 %
  14,500,000   Fed Home Loan Bank, 1.47%, 3/1/05                                   $     14,500,000
   6,000,000   Federal Home Loan Bank, 1.38%, 3/28/05                                     6,000,000
  14,000,000   Federal Home Loan Bank, 1.28%, 4/22/05                                    14,000,000
  28,000,000   Freddie Mac, FRN, 2/4/05                                            $     28,000,000
   4,000,000   Federal National Mortgage Associaiton, 1.56%, 5/16/05                      4,000,000
  10,000,000   Fed Home Loan Bank, 2.35%, 7/29/05                                        10,000,000
  10,000,000   Fed Home Loan Bank, 2.3%, 8/12/05                                         10,000,000
                                                                                   $     86,500,000
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost   $86,500,000)                                                $     86,500,000


               TEMPORARY CASH INVESTMENTS - 47.1 %
               Commercial Paper - 42.7 %
  10,000,000   American General, 1.78%, 11/22/04                                   $     10,000,000
  10,000,000   Equitable Resource, 1.57%, 10/7/04   (144A)                               10,000,000
   4,540,000   Golden Peanut, 1.74%, 11/09/04                                             4,540,000
   6,100,000   Hershey Foods, 1.51%, 10/12/04   (144A)                                    6,100,000
   8,000,000   Hershey Foods, 1.61%, 10/15/04 (144A)                                      8,000,000
   7,400,000   IBM, 1.50%,  10/18/04                                                      7,400,000
  13,800,000   Minnesota Mining, 1.60%, 10/12/04                                         13,800,000
   7,000,000   Minnesota Mining, 1.55%, 10/15/04                                          7,000,000
   2,100,000   PACCAR, 1.55%, 10/20/04                                                    2,100,000
   7,625,000   PACCAR Financial, 1.63%, 11/10/04                                          7,625,000
  20,000,000   Pfizer, Inc.,  1.49%, 10/05/04 (144A)                                     20,000,000
  20,000,000   Prudential, 1.48, 10/01/04                                                20,000,000
  20,000,000   Toyota Motor Co., 1.58%, 10/28/04                                         20,000,000
  15,000,000   Walmart, Inc., 1.53%, 10/13/04 (144A)                                     15,000,000
  15,000,000   EI Dupont, 1.76%, 11/19/04                                                15,000,000
  15,000,000   Knight Ridder, Inc., 1.70%, 11/9/04 (144A)                                15,000,000
   5,000,000   Knight Ridder, Inc., 1.77%, 11/29/04 (144A)                                5,000,000
  12,250,000   Nestle, 1.50%, 10/6/04  (144A)                                            12,250,000
   5,500,000   Eli Lilly, 1.49%, 10/14/04 (144A)                                          5,500,000
                                                                                   $    204,315,000

               Repurchase Agreement -  4.4%
  20,900,000   UBS Warburg, Inc., 1.50%, dated 9/30/04, repurchase price of $20,900,000 plus accrued interest on 10/1/04 collateralized by $21,070,000 U.S.
               Treasury Bill, 1.75%, 12/31/04 and $153,000 U.S. Treasury Bill, 5.62$     20,900,000

               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost   $225,215,000)                                               $    225,215,000

               TOTAL INVESTMENT IN SECURITIES - 87.9%
               (Cost   $420,480,000)(a)                                            $    420,480,000

               OTHER ASSETS AND LIABILITIES - 12.1%                                $    57,685,699

               TOTAL NET ASSETS - 100.0%                                           $    478,165,699

       144A    Security is exempt from registration under Rule 144A of the Securities Act of 1933.
               Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
               $96,850,000 or 20.3% of net assets.

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $391,369,580 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                           $      0

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                                  0

               Net unrealized gain                                                 $      0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.